CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Product development USD ($)	Dec. 31, 2012 Product development CNY	Dec. 31, 2011 Product development CNY	Dec. 31, 2010 Product development CNY	Dec. 31, 2012 Sales and marketing USD ($)	Dec. 31, 2012 Sales and marketing CNY	Dec. 31, 2011 Sales and marketing CNY	Dec. 31, 2010 Sales and marketing CNY	Dec. 31, 2012 General and administrative USD ($)	Dec. 31, 2012 General and administrative CNY	Dec. 31, 2011 General and administrative CNY	Dec. 31, 2010 General and administrative CNY
Revenues:
Hotel reservation	$ 273,270,184	1,702,500,571	1,486,898,858	1,278,043,673
Air-ticketing	271,309,594	1,690,285,903	1,437,118,164	1,206,921,479
Packaged-tour	110,698,164	689,660,631	534,640,183	380,307,487
Corporate travel	32,063,060	199,756,068	161,610,123	129,658,427
Others	20,383,154	126,989,085	106,036,864	71,781,955
Total revenues	707,724,156	4,409,192,258	3,726,304,192	3,066,713,021
Less: business tax and related surcharges	(40,192,133)	(250,401,009)	(228,219,564)	(185,479,524)
Net revenues	667,532,023	4,158,791,249	3,498,084,628	2,881,233,497
Cost of revenues	(166,576,956)	(1,037,791,093)	(805,129,784)	(625,261,342)
Gross profit	500,955,067	3,121,000,156	2,692,954,844	2,255,972,155
Operating expenses:
Product development	(146,370,800)	(911,904,722)	(601,485,367)	(453,853,000)
Sales and marketing	(157,943,238)	(984,002,165)	(624,599,686)	(453,292,701)
General and administrative	(91,569,552)	(570,487,457)	(400,875,621)	(294,701,167)
Total operating expenses	(395,883,590)	(2,466,394,344)	(1,626,960,674)	(1,201,846,868)
Income from operations	105,071,477	654,605,812	1,065,994,170	1,054,125,287
Interest income	26,612,729	165,799,964	106,002,655	37,585,865
Other income	20,912,657	130,287,943	117,623,725	99,125,516
Income before income tax expense, equity in income of affiliates and noncontrolling interests	152,596,863	950,693,719	1,289,620,550	1,190,836,668
Income tax expense	(47,274,676)	(294,525,956)	(262,186,225)	(205,016,961)
Equity in income of affiliates	5,512,432	34,343,000	57,525,830	66,171,992
Net income	110,834,619	690,510,763	1,084,960,155	1,051,991,699
Less: Net (income) / loss attributable to noncontrolling interests	3,835,428	23,895,101	(8,545,258)	(3,921,959)
Net income attributable to Ctrip's shareholders	114,670,047	714,405,864	1,076,414,897	1,048,069,740
Net income	110,834,619	690,510,763	1,084,960,155	1,051,991,699
Other comprehensive income:
Foreign currency translation	3,377,112	21,039,744	(94,851,411)	(70,001,987)
Unrealized securities holding gains / (losses), net of tax	14,871,007	92,647,858	(276,586,950)	346,716,514
Total comprehensive income	129,082,738	804,198,365	713,521,794	1,328,706,226
Less: Comprehensive (income) / loss attributable to noncontrolling interests	3,835,428	23,895,101	(8,545,258)	(3,921,959)
Comprehensive income attributable to Ctrip's shareholders	132,918,166	828,093,466	704,976,536	1,324,784,267
Weighted average ordinary shares outstanding
- Basic shares (in shares)	34,236,761	34,236,761	35,977,063	35,385,451
- Diluted shares (in shares)	36,090,785	36,090,785	38,030,974	37,577,056
Share-based compensation included in Operating expense above is as follows:
Share-based compensation					$ (21,281,067)	(132,583,177)	(98,955,335)	(64,254,080)	$ (8,971,348)	(55,892,394)	(48,191,019)	(33,202,984)	$ (39,043,635)	(243,245,751)	(195,645,003)	(145,104,394)